CALL OPTION ASSETS	12 Months Ended
Dec. 31, 2024
CALL OPTION ASSETS.
CALL OPTION ASSETS

10. CALL OPTION ASSETS

In 2024, the Group acquired equity interests in Kuaijin and Beijing Naonao through a combination of cash consideration and the issuance of restricted ordinary shares. As part of these transactions, the Group was granted call options, providing the right, but not the obligation, to acquire additional equity interests in the respective investees.

The call options are classified as Level 3 assets within the fair value hierarchy, as defined by ASC 820, due to the use of significant unobservable inputs in their valuation. The fair value of the call option related to Beijing Naonao is estimated using a Monte Carlo simulation model, while the fair value of the call option related to Kuaijin is estimated using the Black-Scholes option pricing model. Both models incorporate key assumptions, including expected volatility, risk-free interest rates, the contractual term of the options, and dividend yield.

The Group reassesses the fair value of the call options at each reporting period, adjusting for changes in market conditions and other relevant factors. Changes in the fair value of the call options are recognized in the consolidated statements of comprehensive income (loss) as either a gain (loss) on fair value of derivative, with a corresponding adjustment to the carrying value of the call option assets.

Key assumptions used in the valuation models were as follows:

	Kuaijin		Beijing Naonao
	Initial	As of December 31,	Initial	As of December 31,
Assumptions	Valuation	2024	Valuation	2024
Expected volatility	69.56%	69.22%	118.18%	96.74%
Risk-free rate	1.83%	1.10%	2.11%	1.15%
Contractual term	2	1.33	3.17	2.34
Dividend yield	0%	0%	0%	0%

The fair value of these options is sensitive to changes in key inputs, particularly expected volatility and the contractual term. These assumptions are updated regularly to reflect prevailing market conditions and the performance of the investees.

Call option assets are as follows:

	Kuaijin	Beijing Naonao	Total	Total
	US$	US$	RMB	US$
	(in thousands)
Transaction Date	May 20, 2024	March 26, 2024	—	—
Expiration date	April 30, 2026	May 2, 2027	—	—
Exercise Price valuation	60,000	—	—	—
Option equity interest	36.00%	21.70%	—	—
The initial valuation of call option assets	222	509	5,207	731
The call option assets at December 31, 2024	72	2,116	15,843	*2,188
Gain (loss) on fair value of derivative	(150)	1,607	10,636	1,457

* The difference of 2,171 USD in consolidated balance sheets is attributable to fluctuations in the exchange rate. According to the financial statements, the USD amount is converted from RMB using an exchange rate of 7.2993.